Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Earnings Per Share
Net income	$ 163,767	$ 143,273	$ 115,907
Weighted average shares outstanding (in shares)	85,871	85,443	85,068
Weighted average common and common equivalent shares outstanding (in shares)	87,579	87,323	86,818
Earning per share, Basic	$ 1.91	$ 1.68	$ 1.36
Earning per share, Diluted	$ 1.87	$ 1.64	$ 1.34
Employee Stock Options
Earnings Per Share
Dilutive effect of employee stock options (in shares)	424	587	505
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,284	1,293	1,245